Litigation and Arbitration Proceedings	6 Months Ended
Jun. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Litigation and Arbitration Proceedings

B.14. LITIGATION AND ARBITRATION PROCEEDINGS
Sanofi and its affiliates are involved in litigation, arbitration and other legal proceedings. These proceedings typically are related to product liability claims, intellectual property rights (particularly claims against generic companies seeking to limit the patent protection of Sanofi products), competition law and trade practices, commercial claims, employment and wrongful discharge claims, tax assessment claims, waste disposal and pollution claims, and claims under warranties or indemnification arrangements relating to business divestitures.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in the Company’s financial statements for the year ended December 31, 2022.

B.14.1. PRODUCTS

ZANTAC® LITIGATION IN CANADA
In the proceedings pending before the Supreme Court of British Columbia, in May 2023, the Court dismissed the action, ruling that there is no scientific support for plaintiffs’ claims. Subsequent to this ruling, the Superior Court of Quebec stayed the corresponding Zantac® class proceedings in Quebec. The Quebec class action is now stayed until the result of the US Multi-District Litigation (“MDL”) appeal is announced or October 15, 2024  (whichever comes first).

DEPAKINE® PRODUCT LITIGATION IN FRANCE
Criminal Investigation
In the criminal investigation, in June 2023, the French Supreme Court (“Cour de cassation”) confirmed the Paris Court of Appeal’s decision (Chambre de l’Instruction) dated March 2022 which had ruled that certain complaints for involuntary manslaughter and several others for aggravated deception and involuntary injuries were time-barred.

B.14.2. PATENTS

RAMIPRIL CANADA PATENT LITIGATION
In April 2023, the Canadian Supreme Court denied Apotex’s application for leave to appeal in the Lilly case and based on the Supreme Court decision, Apotex’s claim no longer has any basis and accordingly Sanofi has sought Apotex’s consent to a dismissal with costs.

PRALUENT® (alirocumab)-RELATED AMGEN PATENT LITIGATION IN THE US
In May 2023, the Supreme Court issued a unanimous decision in favor of Sanofi and Regeneron regarding the patent infringement actions filed in 2014 by Amgen relating to Sanofi and Regeneron’s Praluent® product.

PRALUENT® (alirocumab)-RELATED AMGEN PATENT LITIGATION IN EUROPE
On June 1, 2023, Amgen filed an action for infringement of EP 3 666 797 against Sanofi and Regeneron concerning Praluent® in the Munich Local Division of the Unified Patent Court. Amgen seeks a permanent injunction and unspecified damages and compensation from March 1, 2023. On June 1, 2023, Sanofi filed a revocation action attacking the validity of EP 3 666 797 in the Munich Central Division of the Unified Patent Court. These cases are underway.

JEVTANA® (cabazitaxel)-RELATED PATENT LITIGATION IN THE US
In June 2023, the US District Court for the District of Delaware issued a decision in favor of Sanofi in connection with the Jevtana® patent litigation against Sandoz. This decision can be appealed to the Court of Appeal for the Federal Circuit (CAFC).

PLAVIX® (clopidogrel) LITIGATION (COMMONWEALTH) IN AUSTRALIA
In June 2023, the Full Court of the Federal Court of Australia unanimously dismissed the Commonwealth’s appeal following its application seeking payment of damages from Sanofi/BMS related to the preliminary injunction which it claims prevented commercial launch of the generic clopidogrel bisulfate product. On July 24, 2023, the Commonwealth filed an application for special leave to appeal to the High Court of Australia.

B.14.3. OTHER LITIGATION

PLAVIX® (clopidogrel) - ATTORNEY GENERAL ACTION IN HAWAII
In March 2023, the Hawaii Supreme Court ruled to vacate the $834 million (plus nearly $200 million in interest) judgment regarding a complaint filed by the Hawaii Attorney General (AG) that set forth allegations related to the sale and marketing of and variability of response to Plavix® and remanded the case for a new trial before a new judge. The new trial date has been set for September 25, 2023.

340B DRUG PRICING PROGRAM IN THE UNITED STATES
In January 2023, the US Court of Appeals for the Third Circuit (Third Circuit) held that Sanofi’s restrictions on delivery to contract pharmacies do not violate Section 340B. As to Sanofi’s challenge to the 340B Administrative Dispute Resolution (“ADR”) rule, the Third Circuit held in favor of the Department of Health and Human Services (HHS); however, HHS is in the process of revising the ADR rule. The Third Circuit remanded the case back to the US District Court for the District of New Jersey (District Court) and on May 24, 2023, the District Court issued an injunction and declaratory judgment consistent with the Third Circuit’s opinion. This ruling concluded the case as to Sanofi; however similar cases brought by other manufacturers remain pending.
Adventist Health System/West in the United States
In June 2023, Adventist Health System/West sued several drug manufacturing companies, including Sanofi-Aventis US LLC, Sanofi US Services Inc. and Genzyme Corporation, alleging that the companies violated state and federal False Claims Acts through overcharging for 340B Program drugs in violation of federal “penny pricing” policy.

B.14.4. CONTINGENCIES ARISING FROM CERTAIN MERGERS & ACQUISITIONS TRANSACTIONS

BOEHRINGER INGELHEIM (BI) CONSUMER HEALTHCARE LIABILITIES
In an award rendered on June 19, 2023, the arbitral tribunal irrevocably dismissed Boehringer Ingelsheim (BI)’s indemnification claim against Sanofi and confirmed that Sanofi shall not be liable to indemnify BI for any potential losses in relation to the ongoing Zantac® litigation in the U.S.